LOSS BEFORE INCOME TAX	6 Months Ended
Jun. 30, 2026
Loss Before Income Tax
LOSS BEFORE INCOME TAX

18	LOSS BEFORE INCOME TAX

Loss before income tax is arrived at after charging:

	For the period ended June 30
	2026	2025
	USD	USD

Cost of revenue	2,827,046	5,826,922
Depreciation expenses of:
- Property, plant and equipment	70,156	23,567
- Right-of-use assets	21,197	20,319
Provision for allowance for expected credit losses on trade receivables	474,654	305,631
Employee benefits expenses (including directors’ remuneration):
- Salaries and allowances	691,461	889,629
- Pension scheme contribution	59,186	72,367